Other Current Assets	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
OTHER CURRENT ASSETS
5.	OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31, 2021	December 31, 2020
Prepaid advertising expense (i)	$-	$1,033,280
Deferred contract costs (ii)	-	272,804
Office rental deposit	203,896	86,287
Interest receivable	78,950	32,416
Prepaid rental fees	45,607	15,827
Prepaid consulting service fees	-	78,627
Others	47,256	94,167
	$375,709	$1,613,408

(i)	As of December 31, 2020, the balance of prepaid advertising expenses represents payments of advertising expenses to three vendors. Among the balance of $1,033,280 as of December 31, 2020, $459,235 was subsequently refunded from the vendor to the Company as the Company suspended cooperation with the vendor.

(ii)	As of December 31, 2020, the balances of deferred contract costs represented the travel and media expenses which were directly related to certain contracts with customers. The costs and expenses were incurred so as the Company would fulfil its performance obligation committed to its customers and were expected to be recovered.